Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the determination of other-than-temporary impairment on securities, impairment of goodwill and the value of assets acquired and liabilities assumed in business combinations.

Significant Group Concentrations of Credit Risk

Significant group concentrations of credit risk

Most of the Company’s activities are with customers located within the Juniata Valley and the JVB Northern Tier regions. Note 6 discusses the types of securities in which the Company invests. Note 7 discusses the types of lending in which the Company engages.

As of December 31, 2018, credit exposure to lessors of non-residential buildings and dwellings represented 55.3% of capital, credit exposure to hotels and motels represented 40.0% of capital, credit exposure to continuing care retirement communities represented 28.4% of capital, and credit exposure to residential buildings and dwellings represented 27.9% of capital. Otherwise, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank’s business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin, McKean, Potter and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors’ ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Revenue Recognition

Revenue Recognition

The Company generally acts in a principal capacity, on its own behalf, in most contracts with customers. In such transactions, revenue and related costs to provide these services are recognized on a gross basis in the financial statements. In some cases, the Company acts in an agent capacity, deriving revenue through assisting other entities in transactions with its customers. In such transactions, revenue and the related costs to provide the services are recognized on a net basis in the financial statements. These transactions primarily relate to non-deposit product commissions and fees derived from customer’s use of various interchange and ATM/debit card networks.

All of the Company’s revenue from contracts with customers in the scope of ASC Topic 606, Revenue from Contracts with Customers, are recognized within non-interest income on the consolidated statements of income. Revenue streams not within the scope of ASC 606 included in non-interest income on the consolidated statements of income include earnings on bank-owned life insurance and annuities, income from unconsolidated subsidiary, fees derived from loan activity, mortgage banking income, gain/loss on sales and calls of securities, and the change in value of equity securities. Refer to Note 21 for a description of the Company’s sources of revenue accounted for under ASC 606.

Cash and Cash Equivalents

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest Bearing Time Deposits with Banks	Interest bearing time deposits with banks Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within five years.
Securities

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of other comprehensive income (loss). Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Interest and dividends are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company had no securities classified as held to maturity at December 31, 2018 and 2017.

Prior to January 1, 2018, both debt and equity securities were accounted for under ASC 320, Investments – Debt and Equity Securities. ASC 320 clarified the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management had to assess whether (a) it had the intent to sell the security and (b) it was more likely than not that it would be required to sell the security prior to its anticipated recovery. These steps were taken before an assessment was made as to whether the entity would recover the cost basis of the investment. If either of these circumstances was present, the securities would be written down to fair value through an impairment charge recorded on the income statement.

In instances when a determination is made that an other-than-temporary impairment exists and the entity does not intend to sell the debt security and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, the other-than-temporary impairment is separated into the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive (loss) income. Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

For equity securities under ASC 320, consideration was given to management’s intention and ability to hold the securities until recovery of unrealized losses in assessing potential other-than-temporary impairment. More specifically, factors considered to determine other-than-temporary impairment status for individual equity holdings included the length of time the stock remained in an unrealized loss position, the percentage of unrealized loss compared to the carrying cost of the stock, dividend reduction or suspension, market analyst reviews and expectations, and other pertinent factors that would affect expectations for recovery or further decline.

As of January 1, 2018, upon the adoption of ASU 2016-01, all of the Company’ equity securities are within the scope of ASC 321, Investments – Equity Securities, while debt securities remain under ASC 320, Investments – Debt Securities. ASC 321 requires all equity securities within its scope to be measured at fair value with changes in fair value recognized in net income.

Restricted Investment in FHLB Stock

Restricted Investment in Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank and the Atlantic Community Bankers Bank (“ACBB”). Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. Both the FHLB and ACBB stock is carried at cost.

Management evaluates the restricted stock for impairment on an annual basis. Management’s determination of whether these investments are impaired is based on management’s assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The recoverability of the cost of the FHLB investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB or ACBB restricted stock during 2018, 2017 or 2016.

Loans

Loans

Loans that the Company has the intent and ability to hold for the foreseeable future or until maturity are stated at the outstanding unpaid principal balances, net of any deferred fees or costs and the allowance for loan losses. Interest income on all loans, other than nonaccrual loans, is accrued over the term of the loans based on the amount of principal outstanding. Unearned income is amortized to income over the life of the loans, using the interest method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans are comprised of the following classes of loans: (1) commercial, financial and agricultural, (2) commercial real estate, (3) real estate construction, (4) mortgage loans and (5) obligations of states and political subdivisions. Consumer loans are comprised of (4) mortgage loans and (6) personal loans.

Loans on which the accrual of interest has been discontinued are designated as non-accrual loans.  Accrual of interest on loans is generally discontinued when the contractual payment of principal or interest has become 90 days past due or reasonable doubt exists as to the full, timely collection of principal or interest. However, it is the Company’s policy to continue to accrue interest on loans over 90 days past due as long as (1) they are guaranteed or well secured and (2) there is an effective means of collection in process. When a loan is placed on non-accrual status, all unpaid interest credited to income in the current year is reversed against current period income and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, accruals are resumed on loans only when the obligation is brought fully current with respect to interest and principal, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

The Company originates loans in the portfolio with the intent to hold them until maturity. At the time the Company no longer intends to hold loans to maturity based on asset/liability management practices, the Company transfers loans from its portfolio to held for sale at fair value. Any write-down recorded upon transfer is charged against the allowance for loan losses. Any write-downs recorded after the initial transfers are recorded as a charge to other non-interest expense. Gains or losses recognized upon sale are included in other non-interest income.

Loan Origination Fees and Costs

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2018 and 2017, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $11,000 and $52,000, respectively.

Allowance for Credit Losses

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses (“allowance”) represents management’s estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

•	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;
•	all collateral securing the loan has been liquidated and a deficiency balance remains;
•	a bankruptcy notice is received for an unsecured loan;
•	a confirming loss event has occurred; or
•	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company’s existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available. Based on management’s comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2018 was adequate.

There are two components of the allowance: 1) specific allowances allocated to loans evaluated for impairment under ASC Section 310-10-35; and 2) allowances calculated for pools of loans evaluated collectively for impairment under ASC Subtopic 450-20 (Contingencies).

A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the current appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower’s financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Company generally does not separately identify individual consumer segment loans for impairment analysis, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan’s risk characteristics, an extension of a loan’s stated maturity date or a significant delay in payment. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a sustained period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for pooled loan contingencies relates to other loans that have been segmented into risk rated categories. In accordance with ASC Subtopic 450-20, when measuring estimated credit losses, these loans are grouped into homogenous pools with similar characteristics and evaluated collectively considering both quantitative measures, such as historical loss, and qualitative measures, in the form of environmental adjustments.

Some portfolio segments are further disaggregated and evaluated collectively for impairment based on "class segments," which are largely based on the type of collateral underlying each loan. For commercial, financial and agricultural loans, class segments include commercial loans secured by other-than real estate collateral. Real estate – commercial class segments include loans secured by farmland, multi-family properties, owner-occupied non-farm, non-residential properties and other nonfarm non-residential properties. Real estate – mortgage includes loans secured by first and junior liens on residential real estate. Construction loan class segments include loans secured by commercial real estate, loans to commercial borrowers secured by residential real estate and loans to individuals secured by residential real estate. Personal loan class segments include direct consumer installment loans, indirect automobile loans and other revolving and unsecured loans to individuals.

Quantitative factor determination:

An average annual loss rate is calculated for each pool through an analysis of historical losses over a five-year look-back period.  Using data for each loan, a loss emergence period is determined within each segmented class pool. The loss emergence period reflects the approximate length of time from the point when a loss is incurred (the loss trigger event) to the point of loss confirmation (the date of eventual charge-off). The loss emergence period is applied to the average annual loss to produce the qualitative factor for each pooled class segment.

Qualitative factor determination:

Historical loss rates computed in the quantitative component reflects an estimate of the level of incurred losses in the portfolio based on historical experience. Management considers that the current conditions may deviate from those that prevailed over the historical look-back period. Thus, the quantitative rates are an imperfect estimate, necessitating an evaluation of qualitative considerations, i.e. environmental factors to incorporate these risks.

Management considered qualitative, environmental risk factors including:

•	National, regional and local economic and business conditions, and developments that affect the collectability of the portfolio, including the condition of various market segments;
•	Changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified loans;
•	Changes in the nature and volume of the portfolio and terms of loans;
•	Changes in the experience, ability and depth of lending and credit management and other relevant staff;
•	Existence and effect of any concentrations of credit and changes in the level of such concentrations;
•	Changes in the quality of the loan review system;
•	Changes in lending policies and procedures including changes in underwriting standards and collection, charge-off and recovery practices;
•	Changes in the value of underlying collateral for collateral-dependent loans; and
•	Effect of external influences, including competition, legal and regulatory requirements.

Within each loan segment, an analysis was performed over a ten-year look-back period to discover peak historical losses, and with this data, management established ranges of risk from minimal to very high, for each risk factor, to produce a supportable anchor for risk assignment. Based on the framework for risk factor evaluation and range of adjustments established through the anchoring process, a risk assessment and corresponding adjustment was assigned for each portfolio segment as of December 31, 2018. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

The combination of quantitative and qualitative factors were applied to year-end balances in each pooled segment to establish the overall allowance.

Acquired Loans

Acquired Loans

Loans that Juniata acquires through business combinations are recorded at fair value with no carryover of the related allowance for loan losses. Fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount includes estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows will require Juniata to evaluate the need for an additional allowance for credit losses. Subsequent improvement in expected cash flows will result in the reversal of a corresponding amount of the nonaccretable discount which Juniata will then reclassify as accretable discount that will be recognized into interest income over the remaining life of the loan.

Acquired loans that met the criteria for impaired or nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if Juniata expects to fully collect the new carrying value (i.e. fair value) of the loans. As such, Juniata may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. In addition, charge-offs on such loans would be first applied to the nonaccretable difference portion of the fair value adjustment.

Loans acquired through business combinations that do not meet the specific criteria of ASC 310-30, but for which a discount is attributable at least in part to credit quality, are also accounted for in accordance with this guidance. As a result, related discounts are recognized subsequently through accretion based on the contractual cash flows of the acquired loans.

Loans Held for Sale

Loans Held for Sale

The Company has originated residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans. Mortgage servicing rights are recognized as an asset upon the sale of a mortgage loan. A portion of the cost of the loan is allocated to the servicing right based upon relative fair value. Servicing rights are intangible assets and are carried at estimated fair value. Adjustments to fair value are recorded as non-interest income and included in mortgage banking income in the consolidated statements of income.

In a business combination, the Company may acquire loans which it intends to sell. These loans are assigned a fair value by obtaining actual bids on the loans and adjusting for contingencies in the bids. These loans are carried at lower of cost or market value until sold, adjusted periodically if conditions change before the subsequent sale. Adjustments to fair value and gains or losses recognized upon sale are included in gains on sales of loans which is a component of non-interest income.

Other Real Estate Owned

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (“OREO”) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other expense as realized. No depreciation or amortization expense is recognized. At December 31, 2018 and 2017, the carrying value of other real estate owned was $744,000 and $355,000, respectively.

Goodwill and Intangibles

Goodwill and intangibles

The Company accounts for its business combinations using the purchase accounting method. Purchase accounting requires the total purchase price to be allocated to the estimated fair values of assets acquired and liabilities assumed, including certain intangible assets that must be recognized. Typically, this allocation results in the purchase price exceeding the fair value of net assets acquired, which is recorded as goodwill. Core deposit intangibles are a measure of the value of checking, money market and savings deposits acquired in business combinations accounted for under the purchase method. Core deposit intangibles and other identified intangibles with finite useful lives are amortized over their estimated useful lives.

Goodwill and other intangible assets are tested for impairment annually or when circumstances arise indicating impairment may have occurred. In determining whether impairment has occurred, management considers a number of factors including, but not limited to, the market value of the Company’s stock, operating results, business plans, economic projections, anticipated future cash flows and current market data. There are inherent uncertainties related to these factors and management’s judgment in applying them to the analysis of impairment. Changes in economic and operating conditions, as well as other factors, could result in impairment in future periods. Any impairment losses arising from such testing would be reported in the Consolidated Statements of Income as a separate line item within operations. There were no impairment losses recognized as a result of periodic impairment testing in each of the three years ended December 31, 2018.

Mortgage Servicing Rights

Mortgage servicing rights

The Company originates residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans.

Mortgage servicing rights are recognized as an asset upon the sale of a mortgage loan. A portion of the cost of the loan is allocated to the servicing right based upon relative fair value. Servicing rights are intangible assets and are carried at estimated fair value. The carrying amount of mortgage servicing rights was $200,000 and $225,000 at December 31, 2018 and 2017, respectively. Adjustments to fair value are recorded as non-interest income and included in gain on sales of loans in the consolidated statements of income.

The Company retains the servicing rights on mortgage loans sold to the FHLB and receives mortgage banking fee income based upon the principal balance outstanding. Total loans serviced for the FHLB were $23,563,000 and $23,647,000 at December 31, 2018 and 2017, respectively. The mortgage loans sold to the FHLB and serviced by the Company are not reflected in the consolidated statements of financial condition.

Premises, Equipment and Depreciation

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed on a straight-line basis over the shorter of the assets’ useful life or the related lease term.

Trust Assets and Revenues

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank’s Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank Owned Life Insurance, Annuities and Split-dollar Arrangements

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $1,081,000 and $1,014,000 as of December 31, 2018 and 2017, respectively. Related expenses for 2018, 2017 and 2016 were $38,000, $95,000 and $61,000, respectively.

Investments in Low-income Housing Partnerships

Investments in low-income housing partnerships

Juniata has invested as a limited partner in two partnerships that provide low-income housing in Lewistown, Pennsylvania. The carrying value of the investment in the limited partnerships was $4,545,000 at December 31, 2018 and $5,245,000 at December 31, 2017. The decline in carrying value in 2018 was the result of amortization exceeding the draws taken for the completion of the phase II low-income housing project. Federal credits are available for ten years for each of the two projects. Tax credits associated with phase I will continue through 2023 annually at $572,000.  Phase II credits were initiated in 2017 and will run through 2027 at an annual amount of $333,000. The tax credits are included in the tax expense line item on the Consolidated Statements of Income. Amortization of the investment using the cost method is scheduled to occur over the same period as tax credits are earned. Juniata’s maximum exposure to loss is limited to the carrying value of the investment at year-end.

Income Taxes

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term “more likely than not” means a likelihood of more than 50 percent; the terms “examined” and “upon examination” also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising	Advertising The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $294,000, $272,000 and $243,000 in 2018, 2017 and 2016, respectively.
Off-balance Sheet Financial Instruments

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated statement of financial condition when they are funded.

Transfer of Financial Assets

Transfer of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes changes in unrealized gains and losses on securities available for sale arising during the period and reclassification adjustments for realized gains and losses on securities available for sale included in net income. The Company has a defined benefit retirement plan which utilizes assumptions and methods to calculate the fair value of Plan assets and recognizing the funded status of the Plans on its consolidated balance sheet. Gains and losses on the Plan are recognized in other comprehensive income (loss), net of tax, until they are amortized, or immediately upon curtailment.

Stock-based Compensation

Stock-based compensation

The Company sponsors a stock compensation plan for certain key officers which allows, among other stock-based compensation methods, for stock options and restricted stock awards. Prior to 2016, stock options were used exclusively for long-term compensation, but beginning in 2016, restricted shares awards were used. Compensation expense for stock options granted and restricted stock awarded is measured using the fair value of the award on the grant date and is recognized over the vesting period. The stock-based compensation expense amounts for stock options were derived based on the fair value of options using the Black-Scholes option-pricing model.

Segment Reporting

Segment reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent Events

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2018, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Loans

Commercial, Financial and Agricultural Lending

The Company originates commercial, financial and agricultural loans primarily to businesses located in its primary market area and surrounding areas.  These loans are used for various business purposes, which include short-term loans and lines of credit to finance machinery and equipment purchases, inventory and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is shorter and does not exceed the projected useful life of such machinery and equipment. Most business lines of credit are written with a five year maturity, subject to an annual review.

Commercial loans are generally secured with short-term assets; however, in many cases, additional collateral, such as real estate, is provided as additional security for the loan.  Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, etc.

In underwriting commercial loans, an analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral, as well as an evaluation of conditions affecting the borrower, is performed. Analysis of the borrower’s past, present and future cash flows is also an important aspect of the Company’s analysis.

Concentration analysis assists in identifying industry specific risk inherent in commercial, financial and agricultural lending. Mitigants include the identification of secondary and tertiary sources of repayment and appropriate increases in oversight.

Commercial, financial and agricultural loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Loans

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate portfolio is secured primarily by residential housing, commercial buildings, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics.  In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Loans

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company’s real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections.  Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Loans

Mortgage Lending

The Company’s real estate mortgage portfolio is comprised of consumer residential mortgages and business loans secured by one-to-four family properties. One-to-four family residential mortgage loan originations, including home equity installment and home equity lines of credit loans, are generated by the Company’s marketing efforts, its present customers, walk-in customers and referrals. These loans originate primarily within the Company’s market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable rate mortgage loans with terms up to a maximum of 25 years for both permanent structures and those under construction. The Company’s one-to-four family residential mortgage originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company’s residential mortgage loans originate with a loan-to-value of 80% or less. Home equity installment loans are secured by the borrower’s primary residence with a maximum loan-to-value of 80% and a maximum term of 15 years. Home equity lines of credit are secured by the borrower’s primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting one-to-four family residential real estate loans, the Company evaluates the borrower’s ability to make monthly payments, the borrower’s repayment history and the value of the property securing the loan. The ability to repay is determined by the borrower’s employment history, current financial conditions, and credit background. The analysis is based primarily on the customer’s ability to repay and secondarily on the collateral or security. Most properties securing real estate loans made by the Company are appraised by independent fee appraisers. The Company generally requires mortgage loan borrowers to obtain an attorney’s title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company does not engage in sub-prime residential mortgage originations.

Residential mortgage loans and home equity loans generally present a lower level of risk than certain other types of consumer loans because they are secured by the borrower’s primary residence. Risk is increased when the Company is in a subordinate position for the loan collateral.

Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Loans

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and, as such, carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Loan [Member] | Consumer Portfolio Segment [Member]
Loans

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle loans, mobile home loans and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower’s continuing financial stability and, thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.